Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Global Equity VIP

	Shares	Value ($)
Common Stocks 99.2%
Argentina 1.5%
Globant SA* (Cost $309,741)	5,980	426,972
Canada 7.1%
Agnico Eagle Mines Ltd.	4,650	202,275
Alimentation Couche-Tard, Inc. "B"	6,300	371,112
Brookfield Asset Management, Inc. "A"	18,200	847,931
Canada Goose Holdings, Inc.*	3,850	184,901
Toronto-Dominion Bank	7,400	401,578
(Cost $1,198,051)		2,007,797
China 6.7%
Alibaba Group Holding Ltd. (ADR)*	2,650	483,493
China Literature Ltd. 144A*	14	66
Momo, Inc. (ADR)*	5,500	210,320
New Oriental Education & Technology Group, Inc. (ADR)*	2,455	221,171
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	467,425
Tencent Holdings Ltd.	11,600	535,619
(Cost $1,477,762)		1,918,094
France 2.7%
Total SA	6,060	337,002
VINCI SA	4,400	428,670
(Cost $798,802)		765,672
Germany 9.2%
adidas AG	985	239,869
Allianz SE (Registered)	2,300	512,976
BASF SE	3,800	280,125
Deutsche Boerse AG	3,650	468,873
Evonik Industries AG	13,200	361,325
Fresenius Medical Care AG & Co. KGaA	6,107	494,209
Siemens AG (Registered)	2,400	258,609
(Cost $2,541,480)		2,615,986
Ireland 1.6%
Kerry Group PLC "A" (a)	3,721	415,916
Kerry Group PLC "A" (a)	379	42,165
(Cost $278,106)		458,081
Japan 4.9%
Kao Corp.	3,700	291,984
Keyence Corp.	600	374,643
Komatsu Ltd.	7,400	172,137
Mitsubishi UFJ Financial Group, Inc.	44,200	218,951
SMC Corp.	900	338,477
(Cost $1,536,839)		1,396,192
Luxembourg 1.0%
Eurofins Scientific SE (b) (Cost $150,981)	700	290,281
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $177,866)	136,600	193,285
Norway 0.6%
Mowi ASA (Cost $82,231)	7,200	161,088
Singapore 0.7%
DBS Group Holdings Ltd. (Cost $202,882)	11,300	210,962
Sweden 1.7%
Assa Abloy AB "B"	7,600	164,260
Spotify Technology SA* (c)	2,300	319,240
(Cost $511,723)		483,500
Switzerland 4.8%
Lonza Group AG (Registered)* (c)	2,650	824,960
Nestle SA (Registered)	5,509	525,319
(Cost $622,988)		1,350,279
United Kingdom 5.4%
Aon PLC (c)	1,750	298,725
Compass Group PLC	9,600	225,660
Experian PLC	15,300	414,739
Halma PLC	16,700	364,044
Spirax-Sarco Engineering PLC	2,500	234,296
(Cost $949,413)		1,537,464
United States 50.6%
A.O. Smith Corp.	4,500	239,940
Activision Blizzard, Inc.	7,600	346,028
Alphabet, Inc. "A"*	580	682,596
American Express Co.	2,640	288,552
AMETEK, Inc.	5,520	457,994
Amphenol Corp. "A"	6,000	566,640
Apple, Inc.	1,155	219,392
Applied Materials, Inc.	6,300	249,858
Becton, Dickinson & Co.	2,705	675,520
Boeing Co.	940	358,535
CBRE Group, Inc. "A"*	4,700	232,415
Danaher Corp.	6,300	831,726
Ecolab, Inc.	1,860	328,364
EOG Resources., Inc.	3,800	361,684
EPAM Systems, Inc.*	2,550	431,282
Evolent Health, Inc. "A"*	13,400	168,572
Fiserv, Inc.*	2,400	211,872
Intuit, Inc.	1,600	418,256
JPMorgan Chase & Co.	6,664	674,597
Las Vegas Sands Corp.	2,460	149,962
MasterCard, Inc. "A"	3,340	786,403
McDonald's Corp.	2,710	514,629
Microsoft Corp.	4,000	471,760
Mondelez International, Inc. "A"	6,590	328,973
NVIDIA Corp.	1,710	307,048
Progressive Corp.	15,200	1,095,768
Red Hat, Inc.*	450	82,215
Schlumberger Ltd.	5,000	217,850
ServiceMaster Global Holdings, Inc.*	6,000	280,200
ServiceNow, Inc.*	1,570	386,989
T-Mobile U.S., Inc.*	6,500	449,150
TJX Companies, Inc.	5,491	292,176
YETI Holdings, Inc.* (b)	18,725	566,431
Zoetis, Inc.	7,175	722,307
(Cost $9,326,470)		14,395,684
Total Common Stocks (Cost $20,165,335)		28,211,337
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (d) (e) (Cost $810,735)	810,735	810,735
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.47% (d) (Cost $131,055)	131,055	131,055
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,107,125)	102.6	29,153,127
Other Assets and Liabilities, Net	(2.6)	(728,352)
Net Assets	100.0	28,424,775

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (d) (e)
111,625	699,110(f)	—	—	—	4,981	—	810,735	810,735
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.47% (d)
238,530	1,013,579	1,121,054	—	—	944	—	131,055	131,055
350,155	1,712,689	1,121,054	—	—	5,925	—	941,790	941,790

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $761,792, which is 2.7% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2019 the DWS Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	5,486,338	19%
Information Technology	5,297,374	19%
Health Care	4,200,860	15%
Consumer Discretionary	3,158,492	11%
Industrials	3,067,657	11%
Communication Services	2,543,019	9%
Consumer Staples	2,136,557	8%
Materials	1,172,089	4%
Energy	916,536	3%
Real Estate	232,415	1%
Total	28,211,337	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$426,972	$—	$—	$426,972
Canada	2,007,797	—		2,007,797
China	914,984	1,003,110	—	1,918,094
France	—	765,672	—	765,672
Germany	—	2,615,986	—	2,615,986
Ireland	—	458,081	—	458,081
Japan	—	1,396,192	—	1,396,192
Luxembourg	—	290,281	—	290,281
Malaysia	—	193,285	—	193,285
Norway	—	161,088	—	161,088
Singapore	—	210,962	—	210,962
Sweden	319,240	164,260	—	483,500
Switzerland	—	1,350,279	—	1,350,279
United Kingdom	298,725	1,238,739	—	1,537,464
United States	14,395,684	—	—	14,395,684
Short-Term Investments (g)	941,790	—	—	941,790
Total	$19,305,192	$9,847,935	$—	$29,153,127

(g)	See Investment Portfolio for additional detailed categorizations.